Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000221691 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000221691 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000221691 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000221691 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000221691 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000221691 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000221691 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000221691 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000221691 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000221691 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000221691 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221691 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221691 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000221691 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000221691 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221691 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000221691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060792 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000060792 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000060792 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000060792 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000060792 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000060792 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000060792 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000060792 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000060792 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000060792 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000060792 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060792 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060792 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060792 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000060792 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000060792 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060792 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000060792 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060792 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127160 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000127160 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000127160 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000127160 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000127160 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000127160 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000127160 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000127160 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000127160 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000127160 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000127160 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127160 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127160 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127160 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000127160 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000127160 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127160 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000127160 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127160 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166835 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000166835 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000166835 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000166835 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000166835 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000166835 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000166835 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000166835 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000166835 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000166835 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000166835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166835 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166835 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166835 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000166835 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000166835 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166835 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000166835 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166835 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057099 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000057099 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000057099 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000057099 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000057099 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000057099 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000057099 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000057099 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000057099 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000057099 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000057099 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057099 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057099 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000057099 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000057099 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057099 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000057099 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057099 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018696 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000018696 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000018696 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000018696 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000018696 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000018696 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000018696 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000018696 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000018696 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000018696 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000018696 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018696 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018696 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018696 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000018696 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018696 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000018696 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018696 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018695 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000018695 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000018695 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000018695 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000018695 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000018695 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000018695 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000018695 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000018695 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000018695 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000018695 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018695 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018695 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000018695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018695 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000018695 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018693 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000018693 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000018693 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000018693 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000018693 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000018693 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000018693 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000018693 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000018693 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000018693 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000018693 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018693 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018693 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018693 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000018693 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018693 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000018693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018693 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Excluding short-term investments
[2]	Less than one-tenth of a percent.
[3]	Excluding short-term investments
[4]	Less than one-tenth of a percent.
[5]	Excluding short-term investments
[6]	Less than one-tenth of a percent.
[7]	Excluding short-term investments
[8]	Less than one-tenth of a percent.
[9]	Excluding short-term investments
[10]	Less than one-tenth of a percent.
[11]	Excluding short-term investments
[12]	Less than one-tenth of a percent.
[13]	Excluding short-term investments
[14]	Less than one-tenth of a percent.
[15]	Excluding short-term investments
[16]	Less than one-tenth of a percent.